Fair Value Measurements (Details) - USD ($)		2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 02, 2024	Mar. 15, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Line Items]
Derivative liabilities			$ 41,811,450
Representative Shares (in Shares)					123,500
Grant of fair value per share (in Dollars per share)					$ 6.29
Aggregate value					$ 776,815	$ 776,815
Proceeds of fair value			1,600,000
Fair value liability			22,200,000
Fair value net liability			20,600,000
Issuance of warrants			$ 17,820,998
Stock price (in Dollars per share)	$ 4.53		$ 2.75		$ 18
Risk free rate	4.14%		4.43%
Volatility rate	70.00%		70.00%
Dividends yield rate	0.00%		0.00%
Duration of years	2 years 9 months 18 days		2 years 9 months 18 days
Series A Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants			$ 21,169,150
Change in fair value of derivatives			8,431,850
Issuance of warrants			$ 17,820,998
Stock price (in Dollars per share)		$ 1.74	$ 2.75
Risk free rate		4.20%	4.10%
Volatility rate		82.50%	82.50%
Dividends yield rate		0.00%	0.00%
Duration of years		5 years 8 months 12 days	5 years 8 months 12 days
Series B Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of warrants			$ 1,700
Stock price (in Dollars per share)		$ 1.74	$ 2.75
Risk free rate		4.20%	4.10%
Volatility rate		82.50%	82.50%
Dividends yield rate		0.00%	0.00%
Duration of years		5 years 8 months 12 days	5 years 8 months 12 days
Forward Purchase Agreement [Member]
Fair Value Measurements [Line Items]
Derivative liabilities					$ 35,576,596
Non-Redemption Agreement [Member]
Fair Value Measurements [Line Items]
Derivative liabilities					$ 11,152,000
HBC Earnout Shares [Member]
Fair Value Measurements [Line Items]
Stock price (in Dollars per share)			$ 4.53
Risk free rate			3.98%
Volatility rate			85.00%
Dividends yield rate			0.00%
Duration of years			4 years
HBC Earnout Shares [Member] | Series B Warrants [Member]
Fair Value Measurements [Line Items]
Issuance of warrants			$ 8,889,000